UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investment Grade Central Fund

March 31, 2010

1.847666.103

VIGC-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	$ 4,010,000	$ 4,124,895
5.875% 1/15/36	5,320,000	4,683,941
		8,808,836
Media - 1.6%
AOL Time Warner, Inc.:
6.875% 5/1/12	290,000	318,987
7.625% 4/15/31	1,625,000	1,855,945
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,101,458
5.5% 3/15/11	2,675,000	2,783,033
6.4% 3/1/40	2,884,000	2,931,387
6.45% 3/15/37	2,792,000	2,843,278
COX Communications, Inc.:
4.625% 6/1/13	3,475,000	3,674,097
6.25% 6/1/18 (c)	3,626,000	3,856,273
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,215,587
News America, Inc.:
6.15% 3/1/37	1,745,000	1,720,048
6.2% 12/15/34	5,840,000	5,824,705
6.9% 3/1/19	651,000	739,837
Time Warner Cable, Inc.:
5% 2/1/20	3,471,000	3,422,340
5.85% 5/1/17	2,467,000	2,641,543
6.2% 7/1/13	7,000,000	7,724,451
6.75% 7/1/18	4,425,000	4,944,322
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,024,266
6.5% 11/15/36	2,337,000	2,400,725
Viacom, Inc.:
6.125% 10/5/17	2,710,000	2,929,789
6.75% 10/5/37	935,000	978,705
		62,930,776
TOTAL CONSUMER DISCRETIONARY		71,739,612
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
7.2% 1/15/14 (c)	3,000,000	3,436,884
7.75% 1/15/19 (c)	3,200,000	3,806,022
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,844,909
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,185,000	2,303,274
		11,391,089

	Principal Amount	Value
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28	$ 6,859,937	$ 6,784,683
6.302% 6/1/37 (j)	4,326,000	4,088,070
		10,872,753
Food Products - 0.3%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,829,919
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,152,827
6.125% 2/1/18	2,376,000	2,600,271
		10,583,017
Tobacco - 0.4%
Altria Group, Inc.:
9.7% 11/10/18	4,450,000	5,471,849
9.95% 11/10/38	2,699,000	3,544,227
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,119,218
5.65% 5/16/18	2,751,000	2,961,925
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	3,109,403
		18,206,622
TOTAL CONSUMER STAPLES		51,053,481
ENERGY - 2.7%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 5.35% 3/15/20 (c)	3,724,000	3,731,552
Transocean Ltd. 6% 3/15/18	7,310,000	7,957,308
Weatherford International Ltd.:
7% 3/15/38	2,250,000	2,378,921
9.625% 3/1/19	5,089,000	6,439,453
		20,507,234
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. 5.95% 9/15/16	4,745,000	5,169,540
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,066,242
Cenovus Energy, Inc. 6.75% 11/15/39 (c)	1,233,000	1,337,269
ConocoPhillips 5.75% 2/1/19	3,900,000	4,251,382
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,237,036
Duke Capital LLC 6.25% 2/15/13	855,000	934,459
Duke Energy Field Services 6.45% 11/3/36 (c)	3,300,000	3,272,026
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,468,798
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	353,301
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,496,000	1,566,013
6.85% 1/15/40 (c)	5,616,000	6,052,043
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (c)	$ 4,015,000	$ 3,654,011
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	925,000	836,200
Nexen, Inc.:
5.875% 3/10/35	5,405,000	5,139,220
6.4% 5/15/37	2,125,000	2,142,051
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,980,000	2,172,309
Pemex Project Funding Master Trust:
0.8517% 12/3/12 (c)(j)	410,000	405,900
1.557% 6/15/10 (c)(j)	4,480,000	4,480,000
Petro-Canada:
6.05% 5/15/18	1,480,000	1,593,390
6.8% 5/15/38	3,485,000	3,728,772
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,320,000	2,376,819
6.875% 1/20/40	3,500,000	3,612,648
7.875% 3/15/19	4,277,000	4,991,687
Plains All American Pipeline LP 6.125% 1/15/17	1,250,000	1,342,295
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,108,673
5.5% 9/30/14 (c)	2,808,000	3,013,829
5.832% 9/30/16 (c)	2,375,000	2,533,840
6.332% 9/30/27 (c)	2,415,000	2,484,769
6.75% 9/30/19 (c)	1,838,000	2,054,538
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,026,463
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	691,225
		90,096,748
TOTAL ENERGY		110,603,982
FINANCIALS - 12.3%
Capital Markets - 2.6%
Bear Stearns Companies, Inc. 6.95% 8/10/12	6,445,000	7,140,022
BlackRock, Inc. 6.25% 9/15/17	2,091,000	2,300,077
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	4,052,471
5.625% 1/15/17	3,000,000	3,074,112
5.95% 1/18/18	755,000	792,107
6.15% 4/1/18	5,954,000	6,299,808
6.75% 10/1/37	6,705,000	6,696,579
Janus Capital Group, Inc.:
6.125% 9/15/11 (b)	2,041,000	2,089,294
6.5% 6/15/12	6,015,000	6,221,579

	Principal Amount	Value
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 3,090,000	$ 2,899,718
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	6,943,096
Lazard Group LLC:
6.85% 6/15/17	3,230,000	3,286,874
7.125% 5/15/15	5,585,000	5,864,233
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	2,509,000	2,654,545
6.4% 8/28/17	1,300,000	1,370,104
6.875% 4/25/18	1,676,000	1,806,173
Morgan Stanley:
0.4994% 1/9/12 (j)	4,300,000	4,251,358
4.75% 4/1/14	1,500,000	1,531,616
5.45% 1/9/17	900,000	912,515
5.95% 12/28/17	2,100,000	2,157,477
6% 5/13/14	3,380,000	3,650,863
6.6% 4/1/12	7,695,000	8,348,836
6.625% 4/1/18	10,165,000	10,841,776
7.3% 5/13/19	3,590,000	3,966,264
Northern Trust Corp. 5.5% 8/15/13	1,100,000	1,217,303
UBS AG Stamford Branch 5.75% 4/25/18	4,720,000	4,834,790
		105,203,590
Commercial Banks - 2.5%
Bank of America NA 5.3% 3/15/17	6,480,000	6,414,558
Barclays Bank PLC:
5% 9/22/16	5,810,000	5,971,925
5.125% 1/8/20	4,781,000	4,714,391
Credit Suisse (Guernsey) Ltd. 5.86% (j)	4,785,000	4,485,938
Credit Suisse New York Branch:
5% 5/15/13	2,403,000	2,582,689
5.4% 1/14/20	3,704,000	3,732,954
6% 2/15/18	6,110,000	6,469,152
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (c)(j)	280,110	266,805
Discover Bank 8.7% 11/18/19	4,775,000	5,229,924
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	7,013,002
Fifth Third Bancorp:
4.5% 6/1/18	930,000	853,239
8.25% 3/1/38	4,114,000	4,322,777
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,388,883
HSBC Holdings PLC:
0.4544% 10/6/16 (j)	399,000	389,082
6.5% 9/15/37	7,355,000	7,624,061
KeyBank NA 5.8% 7/1/14	1,296,000	1,325,472
Korea Development Bank 5.3% 1/17/13	3,805,000	4,039,339
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Lloyds TSB Bank PLC 5.8% 1/13/20 (c)	$ 3,170,000	$ 3,092,931
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (c)(j)	269,000	261,940
Marshall & Ilsley Bank 4.85% 6/16/15	750,000	666,954
PNC Funding Corp.:
0.3888% 1/31/12 (j)	1,019,000	1,011,418
3.625% 2/8/15	2,573,000	2,588,415
Regions Bank 6.45% 6/26/37	1,547,000	1,251,548
Regions Financial Corp. 7.75% 11/10/14	2,340,000	2,462,010
Santander Issuances SA Unipersonal 0.631% 6/20/16 (c)(j)	398,837	383,631
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,527,024
Standard Chartered Bank 6.4% 9/26/17 (c)	957,000	1,013,197
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,567,549
Wachovia Corp. 4.875% 2/15/14	785,000	813,234
Wells Fargo & Co.:
3.625% 4/15/15	4,064,000	4,032,276
3.75% 10/1/14	3,750,000	3,795,424
5.625% 12/11/17	4,754,000	5,043,357
		100,335,099
Consumer Finance - 1.0%
Capital One Bank USA NA 8.8% 7/15/19	2,580,000	3,117,306
Capital One Financial Corp.:
5.7% 9/15/11	1,991,000	2,080,890
7.375% 5/23/14	3,210,000	3,668,170
Discover Financial Services 0.7856% 6/11/10 (j)	4,407,000	4,402,311
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,548,088
5.625% 5/1/18	9,700,000	10,136,616
5.875% 1/14/38	3,600,000	3,422,696
5.9% 5/13/14	4,170,000	4,588,026
6.375% 11/15/67 (j)	4,000,000	3,755,000
MBNA America Bank NA 7.125% 11/15/12 (c)	1,075,000	1,177,883
MBNA Corp. 7.5% 3/15/12	1,860,000	2,024,653
		40,921,639
Diversified Financial Services - 1.4%
BP Capital Markets PLC 5.25% 11/7/13	7,866,000	8,655,943
Citigroup, Inc.:
5.3% 10/17/12	2,152,000	2,260,239
5.5% 4/11/13	1,390,000	1,460,586
6.125% 5/15/18	6,240,000	6,375,963

	Principal Amount	Value
6.5% 8/19/13	$ 8,073,000	$ 8,702,791
International Lease Finance Corp. 5.65% 6/1/14	4,750,000	4,402,338
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	20,000	20,126
5.6% 6/1/11	88,000	92,673
5.75% 1/2/13	3,500,000	3,798,445
6.3% 4/23/19	3,920,000	4,325,940
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,375,000	3,050,012
5.35% 4/15/12 (c)	1,700,000	1,732,380
5.5% 1/15/14 (c)	2,405,000	2,352,215
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,059,332
5.15% 3/15/20	1,545,000	1,525,691
7% 5/1/12	799,000	861,322
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	3,716,000	3,548,780
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	254,000	238,577
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	1,016,000	960,120
		55,423,473
Insurance - 1.9%
Allstate Corp.:
6.2% 5/16/14	2,709,000	3,015,317
7.45% 5/16/19	2,682,000	3,147,225
American International Group, Inc. 8.175% 5/15/68 (j)	3,075,000	2,598,375
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	438,031
Lincoln National Corp. 7% 5/17/66 (j)	4,785,000	4,354,350
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	6,066,000	7,554,220
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	3,000,000	3,821,508
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (c)(j)	3,285,000	3,258,063
MetLife, Inc.:
6.75% 6/1/16	3,234,000	3,628,078
7.717% 2/15/19	2,265,000	2,644,754
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,054,692
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,471,644
New York Life Insurance Co. 6.75% 11/15/39 (c)	2,390,000	2,618,405
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,060,000	2,067,350
Pacific Life Global Funding 5.15% 4/15/13 (c)	3,690,000	3,890,397
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	3,660,000	4,535,212
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp 6% 2/10/20 (c)	$ 2,514,000	$ 2,453,853
Prudential Financial, Inc.:
5.4% 6/13/35	1,651,000	1,470,138
5.5% 3/15/16	1,552,000	1,607,496
6.2% 1/15/15	460,000	502,147
7.375% 6/15/19	1,250,000	1,433,485
8.875% 6/15/38 (j)	4,682,000	5,255,545
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,309,091
The Chubb Corp. 5.75% 5/15/18	1,895,000	2,048,847
		78,178,223
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	535,266
Camden Property Trust 5.375% 12/15/13	2,985,000	3,120,229
Developers Diversified Realty Corp.:
4.625% 8/1/10	225,000	225,453
5% 5/3/10	2,435,000	2,438,577
5.25% 4/15/11	2,335,000	2,333,359
5.375% 10/15/12	1,240,000	1,238,616
7.5% 4/1/17	1,944,000	1,966,692
Duke Realty LP 4.625% 5/15/13	925,000	931,293
Equity One, Inc. 6% 9/15/17	2,390,000	2,313,503
Federal Realty Investment Trust:
5.4% 12/1/13	1,390,000	1,470,848
5.9% 4/1/20	1,046,000	1,048,179
HRPT Properties Trust:
5.75% 11/1/15	670,000	663,861
6.25% 6/15/17	4,455,000	4,393,637
UDR, Inc. 5.5% 4/1/14	2,690,000	2,754,777
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	891,220
Washington (REIT) 5.95% 6/15/11	3,015,000	3,088,717
		29,414,227
Real Estate Management & Development - 1.8%
AMB Property LP 5.9% 8/15/13	2,575,000	2,669,737
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,260,000	2,300,886
5.7% 5/1/17	5,000,000	4,745,440
5.75% 4/1/12	1,356,000	1,393,000
Colonial Properties Trust:
4.8% 4/1/11	269,000	264,922
5.5% 10/1/15	6,290,000	5,976,745
Duke Realty LP:
5.4% 8/15/14	2,175,000	2,202,499
5.5% 3/1/16	1,270,000	1,241,396
5.625% 8/15/11	3,500,000	3,626,448
5.95% 2/15/17	778,000	764,895

	Principal Amount	Value
6.25% 5/15/13	$ 2,800,000	$ 2,955,847
6.5% 1/15/18	2,445,000	2,444,883
6.95% 3/15/11	1,535,000	1,593,741
ERP Operating LP:
5.375% 8/1/16	1,034,000	1,069,852
5.5% 10/1/12	3,548,000	3,760,486
5.75% 6/15/17	3,760,000	3,886,216
Liberty Property LP:
5.5% 12/15/16	2,275,000	2,205,289
6.625% 10/1/17	2,290,000	2,316,411
Mack-Cali Realty LP 5.05% 4/15/10	1,735,000	1,736,025
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,791,525
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	802,950
6% 3/31/16	3,099,000	3,045,651
Regency Centers LP:
5.875% 6/15/17	1,815,000	1,811,936
6.75% 1/15/12	2,035,000	2,144,194
Simon Property Group LP:
4.2% 2/1/15	1,523,000	1,526,867
4.6% 6/15/10	1,583,000	1,593,519
4.875% 8/15/10	4,120,000	4,172,402
5.1% 6/15/15	2,220,000	2,280,002
6.75% 2/1/40	3,681,000	3,661,712
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (c)	2,400,000	2,603,357
		73,588,833
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
5.65% 5/1/18	4,438,000	4,489,791
6.5% 8/1/16	3,000,000	3,242,985
7.375% 5/15/14	759,000	853,527
First Niagara Financial Group, Inc. 6.75% 3/19/20	2,176,000	2,198,966
Independence Community Bank Corp. 2.0706% 4/1/14 (j)	4,690,000	4,605,200
		15,390,469
TOTAL FINANCIALS		498,455,553
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	3,016,000	3,215,822
6.25% 6/15/14	1,786,000	1,978,768
7.25% 6/15/19	1,157,000	1,339,451
		6,534,041
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	$ 2,940,000	$ 3,219,035
TOTAL HEALTH CARE		9,753,076
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	4,515,000	4,684,313
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	230,254	230,254
Continental Airlines, Inc.:
6.648% 3/15/19	1,468,210	1,471,146
6.795% 2/2/20	2,771,483	2,584,408
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,578,654	2,588,324
7.57% 11/18/10	5,885,000	5,958,563
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,968,066	2,789,982
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,326,339	1,134,020
8.36% 7/20/20	5,135,950	4,904,832
		21,661,529
Industrial Conglomerates - 0.3%
Covidien International Finance SA 5.45% 10/15/12	2,155,000	2,352,553
General Electric Co. 5.25% 12/6/17	7,130,000	7,478,286
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (c)	3,600,000	3,700,235
		13,531,074
TOTAL INDUSTRIALS		39,876,916
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.507% 6/15/10 (j)	1,092,000	1,090,714
MATERIALS - 1.2%
Chemicals - 0.5%
Dow Chemical Co.:
4.85% 8/15/12	3,520,000	3,722,463
7.6% 5/15/14	6,141,000	7,010,516

	Principal Amount	Value
8.55% 5/15/19	$ 4,126,000	$ 4,991,391
Lubrizol Corp. 8.875% 2/1/19	3,277,000	4,133,146
		19,857,516
Metals & Mining - 0.7%
Anglo American Capital PLC:
9.375% 4/8/14 (c)	2,675,000	3,213,266
9.375% 4/8/19 (c)	1,422,000	1,811,218
BHP Billiton Financial (USA) Ltd. 5.5% 4/1/14	3,707,000	4,079,031
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,725,000	8,491,274
6.5% 7/15/18	2,796,000	3,147,088
7.125% 7/15/28	3,500,000	4,006,286
United States Steel Corp. 6.65% 6/1/37	1,771,000	1,523,060
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,377,252
		29,648,475
TOTAL MATERIALS		49,505,991
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,492,160
AT&T, Inc.:
6.3% 1/15/38	364,000	369,381
6.8% 5/15/36	10,939,000	11,565,991
BellSouth Capital Funding Corp. 7.875% 2/15/30	526,000	611,351
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,500,000	2,680,853
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	5,675,250
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	2,051,662
5.25% 10/1/15	192,000	196,587
6.999% 6/4/18	3,792,000	4,101,029
7.2% 7/18/36	3,523,000	3,557,004
Telefonica Emisiones SAU:
5.855% 2/4/13	1,438,000	1,563,568
6.221% 7/3/17	2,885,000	3,163,881
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,395,577
6.25% 4/1/37	1,380,000	1,398,593
6.4% 2/15/38	2,548,000	2,643,632
6.9% 4/15/38	2,420,000	2,668,991
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,192,291
		48,327,801
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	787,523
8.125% 5/1/12	1,130,000	1,275,168
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (c)	$ 3,759,000	$ 3,927,080
5.875% 10/1/19 (c)	4,711,000	4,902,681
6.35% 3/15/40 (c)	1,471,000	1,460,206
Sprint Nextel Corp. 6% 12/1/16	2,260,000	2,039,650
Vodafone Group PLC 5% 12/16/13	2,775,000	2,994,938
		17,387,246
TOTAL TELECOMMUNICATION SERVICES		65,715,047
UTILITIES - 2.4%
Electric Utilities - 0.9%
AmerenUE 6.4% 6/15/17	3,819,000	4,190,726
Commonwealth Edison Co. 5.4% 12/15/11	1,925,000	2,047,424
EDP Finance BV:
4.9% 10/1/19 (c)	1,100,000	1,040,586
6% 2/2/18 (c)	2,864,000	2,947,729
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,013,189
6.05% 8/15/21	1,442,000	1,443,863
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,560,237
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,459,785
Ohio Power Co. 0.4306% 4/5/10 (j)	1,167,000	1,167,000
Oncor Electric Delivery Co. 6.375% 5/1/12	1,885,000	2,038,375
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,067,183
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	6,230,000	5,435,675
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,141,488
7.1% 3/1/11	3,932,000	4,135,088
		35,688,348
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	192,257
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,275,152
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,318,418
6.5% 5/1/18	2,640,000	2,813,057
		11,406,627

	Principal Amount	Value
Multi-Utilities - 1.2%
Consolidated Edison Co. of New York, Inc. 5.5% 12/1/39	$ 1,848,000	$ 1,765,529
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,636,815
6.25% 6/30/12	1,938,000	2,109,215
6.3% 9/30/66 (j)	9,626,000	9,096,570
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,688,986
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	2,336,000	2,468,596
5.875% 10/1/12	2,880,000	3,143,912
6.5% 9/15/37	2,164,000	2,288,380
National Grid PLC 6.3% 8/1/16	7,820,000	8,695,128
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	4,096,985
5.45% 9/15/20	943,000	934,719
6.4% 3/15/18	2,760,000	2,959,302
7.875% 11/15/10	925,000	960,485
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	2,740,000	2,603,000
WPS Resources Corp. 6.11% 12/1/66 (j)	2,330,000	2,085,350
		50,532,972
TOTAL UTILITIES		97,820,204
TOTAL NONCONVERTIBLE BONDS (Cost $940,420,249)		995,614,576
U.S. Government and Government Agency Obligations - 34.5%

Other Government Related - 0.5%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (d)	18,220,000	18,546,721
U.S. Government Agency Obligations - 2.1%
Fannie Mae:
1% 4/4/12	23,245,000	23,149,742
1.75% 2/22/13	20,000,000	20,015,800
2.5% 5/15/14	1,734,000	1,743,863
2.75% 3/13/14	2,460,000	2,504,039
5% 2/16/12	11,940,000	12,787,489
Federal Home Loan Bank:
1.625% 11/21/12	7,625,000	7,645,633
1.625% 3/20/13	4,450,000	4,445,274
3.625% 5/29/13	2,940,000	3,100,298
Freddie Mac:
1.625% 4/15/13	4,110,000	4,086,141
2.125% 3/23/12	1,744,000	1,775,528
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Tennessee Valley Authority 5.375% 4/1/56	$ 2,375,000	$ 2,363,001
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,090,000	1,089,808
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		84,706,616
U.S. Treasury Inflation Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	18,926,043	19,383,512
2% 1/15/14 (g)	181,864,813	193,338,045
2% 7/15/14	5,747,150	6,122,252
2.625% 7/15/17	35,125,104	38,680,102
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		257,523,911
U.S. Treasury Obligations - 25.6%
U.S. Treasury Bonds:
4.375% 11/15/39	36,760,000	34,761,175
4.5% 8/15/39	64,073,000	61,880,486
U.S. Treasury Notes:
1.375% 10/15/12	60,966,000	61,042,208
1.75% 3/31/14	90,282,000	88,927,770
1.875% 6/15/12	53,610,000	54,481,163
2.375% 8/31/14	130,000,000	130,274,170
2.375% 2/28/15	39,150,000	38,877,908
2.625% 7/31/14	265,000,000	268,581,740
2.625% 12/31/14	56,560,000	56,966,553
3.125% 5/15/19	90,000,000	85,717,980
3.375% 6/30/13 (g)	126,309,000	132,900,814
3.375% 11/15/19	24,935,000	24,060,330
TOTAL U.S. TREASURY OBLIGATIONS		1,038,472,297
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,379,630,858)		1,399,249,545
U.S. Government Agency - Mortgage Securities - 32.1%

Fannie Mae - 27.8%
2.101% 4/1/36 (j)	2,126,259	2,185,718
2.129% 7/1/35 (j)	63,026	64,805

	Principal Amount	Value
2.154% 9/1/33 (j)	$ 758,858	$ 772,726
2.234% 1/1/35 (j)	1,975,749	2,034,981
2.24% 4/1/36 (j)	1,930,975	1,990,069
2.251% 5/1/34 (j)	1,628,215	1,659,274
2.403% 10/1/33 (j)	55,968	57,602
2.5% 10/1/33 (j)	1,437,518	1,479,291
2.584% 2/1/35 (j)	3,745,068	3,877,056
2.63% 3/1/35 (j)	552,316	572,841
2.787% 8/1/35 (j)	641,254	667,322
2.79% 7/1/34 (j)	2,545,183	2,636,518
2.799% 10/1/33 (j)	119,902	124,828
2.823% 8/1/36 (j)	2,460,244	2,560,108
2.869% 6/1/34 (j)	691,615	717,780
2.921% 3/1/35 (j)	23,148	23,566
2.938% 7/1/35 (j)	484,609	502,465
3.092% 5/1/35 (j)	306,879	320,572
3.172% 3/1/35 (j)	85,055	88,208
3.251% 7/1/35 (j)	157,674	163,717
3.265% 9/1/34 (j)	1,194,860	1,233,648
3.333% 2/1/34 (j)	39,693	41,201
3.358% 7/1/34 (j)	78,666	81,182
3.38% 7/1/35 (j)	575,765	595,628
3.396% 10/1/35 (j)	1,077,909	1,114,496
3.411% 11/1/36 (j)	2,010,274	2,085,556
3.444% 7/1/35 (j)	2,730,530	2,808,145
3.47% 4/1/35 (j)	2,460,729	2,558,341
3.52% 9/1/35 (j)	3,068,220	3,185,236
3.673% 4/1/36 (j)	2,824,188	2,956,352
3.692% 3/1/34 (j)	133,511	137,468
3.699% 3/1/35 (j)	208,013	216,817
3.939% 9/1/36 (j)	1,311,580	1,371,122
4% 8/1/18 to 6/1/19	2,260,652	2,345,671
4% 4/1/25 (e)	24,000,000	24,341,491
4% 4/1/25 (e)	7,000,000	7,099,602
4% 4/1/40	11,000,000	10,663,811
4.093% 5/1/36 (j)	759,224	789,850
4.174% 2/1/35 (j)	4,733,374	4,926,260
4.278% 6/1/36 (j)	226,423	234,510
4.294% 10/1/37 (j)	65,219	67,834
4.5% 4/1/23 to 3/1/40	150,599,714	151,430,213
4.5% 4/1/25 (e)	16,000,000	16,587,822
4.5% 4/1/40 (e)(f)	10,000,000	10,017,157
5% 2/1/18 to 2/1/40	126,958,242	131,703,195
5% 4/1/25 (e)	7,800,000	8,224,825
5% 3/1/40 (e)	17,000,000	17,558,523
5% 4/1/40 (e)(f)	10,000,000	10,312,527
5% 4/1/40 (e)(f)	27,800,000	28,668,825
5% 4/1/40 (e)(f)	20,000,000	20,625,054
5% 4/1/40 (e)(f)	1,000,000	1,031,253
5% 4/1/40 (e)	18,000,000	18,562,549
5% 6/1/40 (e)	38,800,000	39,707,967
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.145% 5/1/35 (j)	$ 2,004,639	$ 2,046,759
5.321% 12/1/35 (j)	942,469	988,172
5.322% 2/1/36 (j)	2,048,892	2,150,556
5.496% 7/1/37 (j)	537,757	561,789
5.5% 4/1/16 to 3/1/40	208,614,939	221,362,999
5.5% 4/1/34	356,071	376,914
5.5% 4/1/40 (e)(f)	4,000,000	4,214,456
5.5% 4/1/40 (e)(f)	47,000,000	49,519,853
5.5% 5/1/40 (e)(f)	12,000,000	12,594,617
5.5% 5/1/40 (e)(f)	22,000,000	23,090,131
5.734% 9/1/35 (j)	769,162	808,221
6% 6/1/14 to 7/1/37	69,676,926	75,389,182
6% 4/1/40 (e)(f)	10,250,000	10,886,066
6% 5/1/40 (e)(f)	10,250,000	10,928,107
6% 5/1/40 (e)	21,000,000	22,389,293
6% 5/1/40 (e)(f)	9,000,000	9,595,411
6% 5/1/40 (e)(f)	8,200,000	8,742,486
6% 6/1/40 (e)	8,200,000	8,715,580
6.5% 6/1/11 to 9/1/38	47,439,784	51,682,631
6.5% 4/1/40 (e)(f)	24,100,000	26,118,912
6.5% 4/1/40 (e)(f)	12,000,000	13,005,268
6.5% 5/1/40 (e)(f)	11,100,000	11,986,947
6.5% 5/1/40 (e)(f)	13,000,000	14,038,766
7% 3/1/15 to 8/1/32	2,384,380	2,673,021
7.5% 7/1/16 to 11/1/31	1,973,277	2,164,101
8% 1/1/30 to 5/1/30	57,798	64,120
8.5% 3/1/25 to 6/1/25	904	1,017
TOTAL FANNIE MAE		1,131,878,953
Freddie Mac - 1.7%
2.624% 1/1/35 (j)	296,761	307,914
2.823% 3/1/35 (j)	460,713	477,957
3.018% 3/1/36 (j)	410,055	422,588
3.146% 5/1/35 (j)	1,532,150	1,588,749
3.295% 1/1/35 (j)	1,027,227	1,069,295
3.938% 6/1/35 (j)	218,188	226,674
3.969% 3/1/33 (j)	23,651	24,788
4% 4/1/25 (e)	1,750,000	1,775,174
4.598% 4/1/35 (j)	978,993	1,004,407
5% 9/1/39	5,866,297	6,079,883
5% 4/1/40 (e)	10,000,000	10,325,027
5.38% 11/1/35 (j)	602,663	633,172
5.457% 1/1/36 (j)	984,089	1,023,642
5.588% 10/1/35 (j)	203,577	213,915
6% 4/1/32 to 7/1/37	5,515,628	6,006,446
6% 3/1/40 (e)(f)	3,000,000	3,223,900
6% 4/10/40 (e)	9,000,000	9,654,122
6% 4/10/40 (e)	5,000,000	5,363,401

	Principal Amount	Value
6% 4/10/40 (e)	$ 5,500,000	$ 5,899,741
6.5% 4/1/40 (e)	12,000,000	13,040,893
7.5% 5/1/17 to 11/1/31	187,404	205,452
8% 7/1/17 to 5/1/27	30,550	33,712
8.5% 3/1/20 to 1/1/28	147,964	165,865
TOTAL FREDDIE MAC		68,766,717
Government National Mortgage Association - 2.6%
4% 4/1/40 (e)	7,000,000	6,849,500
4% 4/1/40 (e)(f)	17,000,000	16,634,500
4% 4/1/40 (e)	3,000,000	2,935,500
4% 4/1/40 (e)	9,000,000	8,806,500
4.5% 4/1/40 (e)	9,000,000	9,077,344
4.5% 4/1/40 (e)	8,000,000	8,068,750
4.5% 4/1/40 (e)	19,000,000	19,163,282
4.5% 4/1/40 (e)	10,000,000	10,085,938
6% 3/15/29 to 11/15/34	8,484,371	9,195,205
6.5% 8/15/27 to 11/15/35	7,897,607	8,669,563
7% 1/15/28 to 7/15/32	3,849,101	4,262,034
7.5% 4/15/22 to 10/15/28	957,655	1,048,493
8% 2/15/17 to 9/15/30	103,661	113,948
8.5% 12/15/16 to 3/15/30	20,418	22,627
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		104,933,184
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,281,038,216)		1,305,578,854
Asset-Backed Securities - 2.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7161% 4/25/35 (j)	642,067	380,469
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9961% 2/25/34 (j)	45,468	43,010
Series 2005-HE2 Class M2, 0.6961% 4/25/35 (j)	79,767	70,794
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2698% 9/20/13 (j)	793,224	776,156
Series 2006-A7 Class A7, 0.2598% 10/20/12 (j)	450,179	440,492
Series 2006-C1 Class C1, 0.7198% 10/20/14 (j)	65,367	1,430
Series 2007-A1 Class A, 0.2898% 1/20/15 (j)	307,334	300,721
Series 2007-A4 Class A4, 0.2698% 4/22/13 (j)	332,440	325,287
Series 2007-A5 Class A5, 0.7398% 8/20/13 (j)	627,653	614,148
Asset-Backed Securities - continued
	Principal Amount	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.73% 6/15/32 (c)(j)	$ 2,716,469	$ 1,208,829
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (c)(j)	114,828	114,785
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,620,000	1,644,566
Class A4, 3% 10/15/15 (c)	1,600,000	1,636,911
AmeriCredit Automobile Receivables Trust:
Series 2006-1 Class C1, 5.28% 11/6/11	1,188,961	1,199,836
Series 2008-AF Class A3, 5.68% 12/12/12	5,225,000	5,379,052
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9461% 12/25/33 (j)	38,683	24,709
Series 2004-R2 Class M3, 0.7961% 4/25/34 (j)	53,982	5,818
Series 2005-R2 Class M1, 0.6961% 4/25/35 (j)	727,000	540,200
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6188% 3/1/34 (j)	16,878	12,229
Series 2004-W11 Class M2, 0.9461% 11/25/34 (j)	198,000	98,641
Series 2004-W7 Class M1, 0.7961% 5/25/34 (j)	209,000	100,230
Series 2006-W4 Class A2C, 0.4061% 5/25/36 (j)	532,012	176,972
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0711% 4/25/34 (j)	940,000	576,920
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,100,000	3,227,458
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	2,600,000	2,639,216
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (j)	773,071	734,417
C-BASS Trust Series 2006-CB7 Class A2, 0.3061% 10/25/36 (j)	78,447	75,533
Capital Auto Receivables Asset Trust Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,143,166
Class C, 5.73% 3/15/11	660,000	661,608
Class D, 6.05% 1/17/12	1,630,000	1,626,643
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.52% 4/15/13 (c)(j)	1,024,000	1,020,457
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,383,189

	Principal Amount	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5461% 7/25/36 (j)	$ 402,000	$ 80,793
Series 2006-NC3 Class M10, 2.2461% 8/25/36 (c)(j)	255,000	6,409
Series 2007-RFC1 Class A3, 0.3861% 12/25/36 (j)	635,000	215,143
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4198% 5/20/17 (c)(j)	61,408	54,863
Series 2005-1A Class A1, 4.67% 5/20/17 (c)	262,422	246,177
Chase Issuance Trust Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	2,076,972
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (c)	7,500,000	7,496,843
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	62,024	62,027
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	4,800,000	4,895,356
Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,572,640
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5161% 5/25/37 (j)	270,000	10,800
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2161% 4/25/34 (j)	56,336	14,715
Series 2004-4 Class M2, 1.0411% 6/25/34 (j)	207,174	72,782
Series 2005-3 Class MV1, 0.6661% 8/25/35 (j)	543,896	488,586
Series 2005-AB1 Class A2, 0.4561% 8/25/35 (j)	86,799	79,829
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	840,000	756,739
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6497% 5/28/35 (j)	13,702	11,739
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4211% 8/25/34 (j)	102,000	36,411
Series 2006-3 Class 2A3, 0.4061% 11/25/36 (j)	1,585,000	505,870
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0711% 3/25/34 (j)	6,406	1,579
Series 2006-FF12 Class A2, 0.2861% 9/25/36 (j)	19,132	18,942
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	$ 1,025,000	$ 1,070,508
Series 2009-D:
Class A3, 2.17% 10/15/13	2,000,000	2,030,244
Class A4, 2.98% 8/15/14	1,800,000	1,850,100
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.78% 6/15/13 (j)	272,000	262,884
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7361% 1/25/35 (j)	334,000	112,179
Class M4, 0.9261% 1/25/35 (j)	128,000	17,780
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (c)(j)	829,000	538,850
GE Business Loan Trust Series 2003-1 Class A, 0.66% 4/15/31 (c)(j)	110,090	96,879
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(j)	191,068	37,016
Class M1, 0.8961% 6/25/34 (j)	772,000	483,179
Series 2007-HE1 Class M1, 0.4961% 3/25/47 (j)	289,000	15,394
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3261% 5/25/30 (c)(j)	232,504	58,126
Series 2006-3 Class C, 0.7961% 9/25/46 (c)(j)	538,000	75,320
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5361% 8/25/33 (j)	301,864	211,695
Series 2003-5 Class A2, 0.9461% 12/25/33 (j)	11,595	6,047
Series 2005-5 Class 2A2, 0.4961% 11/25/35 (j)	64,394	62,280
Series 2006-1 Class 2A3, 0.4711% 4/25/36 (j)	681,343	641,561
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5298% 3/20/36 (j)	314,219	189,064
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4361% 1/25/37 (j)	436,000	153,824
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,040,000	2,069,803
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3761% 11/25/36 (j)	438,000	357,232
Class MV1, 0.4761% 11/25/36 (j)	356,000	131,381

	Principal Amount	Value
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6178% 12/27/29 (j)	$ 309,254	$ 253,842
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3261% 6/25/34 (j)	79,253	56,115
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5061% 10/25/36 (j)	158,000	5,138
Series 2007-HE1 Class M1, 0.5461% 5/25/37 (j)	249,000	12,033
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8961% 7/25/34 (j)	41,065	29,511
Series 2006-FM1 Class A2B, 0.3561% 4/25/37 (j)	664,990	583,188
Series 2006-OPT1 Class A1A, 0.5061% 6/25/35 (j)	585,256	334,026
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5861% 8/25/34 (j)	20,187	15,718
Series 2005-NC1 Class M1, 0.6861% 1/25/35 (j)	141,000	45,612
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.2761% 9/25/19 (j)	59,522	59,261
Series 2006-4 Class A1, 0.2761% 3/25/25 (j)	200,505	197,343
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7561% 9/25/35 (j)	503,000	209,671
Series 2005-D Class M2, 0.7161% 2/25/36 (j)	105,000	10,805
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3661% 3/25/36 (j)	77,444	75,661
Ocala Funding LLC Series 2006-1A Class A, 1.6398% 3/20/11 (a)(c)(j)	414,000	153,180
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4961% 9/25/34 (j)	188,000	52,703
Class M4, 1.6961% 9/25/34 (j)	241,000	34,497
Series 2005-WCH1:
Class M2, 0.7661% 1/25/35 (j)	1,972,000	1,550,892
Class M3, 0.8061% 1/25/35 (j)	168,000	64,297
Class M4, 1.0761% 1/25/35 (j)	520,000	87,489
Series 2005-WHQ2 Class M7, 1.4961% 5/25/35 (j)	1,251,000	17,932
Asset-Backed Securities - continued
	Principal Amount	Value
Providian Master Note Trust Series 2006-C1A Class C1, 0.78% 3/16/15 (c)(j)	$ 759,000	$ 752,552
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3161% 2/25/37 (j)	343,781	332,858
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0461% 4/25/33 (j)	1,796	1,043
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0411% 3/25/35 (j)	623,375	401,274
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (c)(j)	275,917	256,453
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (j)	448,000	68,040
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3961% 9/25/34 (j)	27,575	5,897
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4788% 11/25/37 (j)	4,912,359	4,343,758
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.33% 6/15/12 (j)	1,012,000	1,010,499
Class B, 0.45% 6/15/12 (j)	2,515,000	2,506,881
Class C, 0.73% 6/15/12 (j)	1,500,000	1,493,680
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1061% 9/25/34 (j)	10,148	7,410
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6% 6/15/12 (j)	1,292,000	1,278,904
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (c)	1,719,921	1,736,312
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.73% 8/15/15 (c)(j)	2,465,000	2,431,468
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	4,135,000	4,229,185
Series 2007-A5A Class A5, 0.98% 10/15/14 (c)(j)	590,000	590,513
Series 2007-C1 Class C1, 0.63% 5/15/14 (c)(j)	1,501,000	1,499,786
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (c)(j)	630,180	144,941
TOTAL ASSET-BACKED SECURITIES (Cost $101,718,199)		98,300,821
Collateralized Mortgage Obligations - 2.0%
	Principal Amount	Value
Private Sponsor - 1.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (c)(j)	$ 503,217	$ 207,891
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (j)	485,000	114,039
Class C, 5.6986% 4/10/49 (j)	1,290,000	288,407
Class D, 5.6986% 4/10/49 (j)	650,000	123,037
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 3.8529% 3/25/34 (j)	20,981	18,095
Series 2005-E Class 2A7, 4.6133% 6/25/35 (j)	2,680,000	2,067,842
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5261% 1/25/35 (j)	859,422	648,631
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7046% 2/25/37 (j)	486,533	432,716
Series 2007-A2 Class 2A1, 3.5637% 7/25/37 (j)	251,301	233,891
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (j)	7,310,000	7,728,394
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.9377% 8/25/34 (j)	2,657,310	2,465,946
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6461% 5/25/33 (j)	8,792	8,424
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5479% 11/25/34 (j)	890,641	837,234
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3274% 9/19/36 (j)	64,995	63,356
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (c)(j)	1,007,000	966,921
Class C2, 0.7213% 10/18/54 (c)(j)	337,000	311,455
Class M2, 0.5013% 10/18/54 (c)(j)	579,000	552,945
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (c)(j)	863,000	794,840
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (c)(j)	1,097,000	1,048,140
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8398% 12/20/54 (c)(j)	2,117,000	751,535
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2 Class C1, 0.7098% 12/20/54 (j)	$ 1,885,000	$ 716,300
Series 2006-3 Class C2, 0.7398% 12/20/54 (j)	396,000	138,600
Series 2006-4:
Class B1, 0.3298% 12/20/54 (j)	1,059,000	757,185
Class C1, 0.6198% 12/20/54 (j)	647,000	242,625
Class M1, 0.4098% 12/20/54 (j)	279,000	177,812
Series 2007-1:
Class 1C1, 0.5398% 12/20/54 (j)	654,000	248,520
Class 1M1, 0.3898% 12/20/54 (j)	425,000	255,000
Class 2C1, 0.6698% 12/20/54 (j)	298,000	113,240
Class 2M1, 0.4898% 12/20/54 (j)	546,000	327,600
Series 2007-2 Class 2C1, 0.6603% 12/17/54 (j)	757,000	280,090
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (j)	151,584	84,523
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.2382% 4/25/35 (j)	1,179,269	989,377
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4574% 5/19/35 (j)	140,930	82,376
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9861% 3/25/35 (j)	75,525	24,664
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	6,230,000	6,378,943
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 3.0186% 12/25/34 (j)	823,949	784,913
Series 2006-A2 Class 5A1, 3.4308% 11/25/33 (j)	1,067,970	980,691
Series 2007-A1 Class 1A1, 4.0138% 7/25/35 (j)	2,590,171	2,505,278
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4561% 5/25/47 (j)	437,628	181,625
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4161% 2/25/37 (j)	580,987	315,455

	Principal Amount	Value
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.42% 6/15/22 (c)(j)	$ 449,000	$ 291,850
Class D, 0.43% 6/15/22 (c)(j)	173,000	95,150
Class E, 0.44% 6/15/22 (c)(j)	276,000	143,520
Class F, 0.47% 6/15/22 (c)(j)	498,000	234,060
Class G, 0.54% 6/15/22 (c)(j)	103,000	46,350
Class H, 0.56% 6/15/22 (c)(j)	207,000	82,800
Class J, 0.6% 6/15/22 (c)(j)	242,000	84,700
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	4,570,000	4,778,681
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5361% 7/25/35 (j)	940,310	727,663
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5461% 3/25/37 (j)	861,000	52,611
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (j)	723,000	713,042
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.924% 10/25/35 (j)	1,735,802	1,370,776
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.58% 7/10/35 (c)(j)	367,745	173,907
Series 2004-A:
Class B4, 1.43% 2/10/36 (c)(j)	238,076	124,847
Class B5, 1.93% 2/10/36 (c)(j)	158,976	84,209
Series 2004-B Class B4, 1.33% 2/10/36 (c)(j)	107,733	55,375
Series 2004-C:
Class B4, 1.18% 9/10/36 (c)(j)	142,978	70,288
Class B5, 1.58% 9/10/36 (c)(j)	159,898	70,467
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	63,998	63,796
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6961% 6/25/33 (c)(j)	96,571	80,711
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (j)	14,901	7,502
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (j)	1,153,000	621,693
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3261% 9/25/46 (j)	333	328
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5314% 6/25/34 (j)	959,300	942,731
Series 2005-AR10 Class 2A2, 3.0104% 6/25/35 (j)	3,205,862	3,080,672
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12:
Class 2A5, 3.0494% 7/25/35 (j)	$ 3,710,000	$ 3,377,515
Class 2A6, 3.0494% 7/25/35 (j)	4,053,550	3,698,668
Series 2005-AR3 Class 2A1, 3.2564% 3/25/35 (j)	867,894	772,467
TOTAL PRIVATE SPONSOR		57,094,935
U.S. Government Agency - 0.6%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,188,833	2,452,643
Series 1999-57 Class PH, 6.5% 12/25/29	1,542,162	1,721,101
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4961% 10/25/35 (j)	1,714,085	1,698,424
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	253,938	273,259
Series 2004-81 Class KD, 4.5% 7/25/18	2,625,000	2,794,432
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	539,412	562,443
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	6,283,565	6,730,719
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	2,000,963
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,662,182
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 38.82% 6/16/37 (j)(l)	178,957	285,022
TOTAL U.S. GOVERNMENT AGENCY		23,181,188
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $84,138,537)		80,276,123
Commercial Mortgage Securities - 6.9%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.128% 2/14/43 (j)	1,435,000	1,549,601

	Principal Amount	Value
Class A3, 7.178% 2/14/43 (j)	$ 1,545,000	$ 1,668,267
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (j)	2,100,000	2,227,650
Series 2006-5:
Class A2, 5.317% 9/10/47	8,745,000	9,095,973
Class A3, 5.39% 9/10/47	1,985,000	2,066,077
Series 2007-2 Class A1, 5.421% 4/10/49	1,306,090	1,353,073
Series 2007-3 Class A3, 5.6579% 6/10/49 (j)	6,100,000	6,342,443
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	2,072,749	2,071,317
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,595,012
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,791,166
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7% 3/15/22 (c)(j)	217,000	164,920
Class G, 0.76% 3/15/22 (c)(j)	141,000	98,700
Series 2006-BIX1:
Class F, 0.54% 10/15/19 (c)(j)	558,000	379,440
Class G, 0.56% 10/15/19 (c)(j)	380,000	220,400
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.6061% 4/25/34 (c)(j)	585,478	444,964
Class B, 2.1461% 4/25/34 (c)(j)	46,011	21,395
Class M1, 0.8061% 4/25/34 (c)(j)	37,490	23,806
Class M2, 1.4461% 4/25/34 (c)(j)	33,595	17,805
Series 2004-2:
Class A, 0.6761% 8/25/34 (c)(j)	430,162	331,225
Class M1, 0.8261% 8/25/34 (c)(j)	69,474	40,295
Series 2004-3:
Class A1, 0.6161% 1/25/35 (c)(j)	857,696	626,118
Class A2, 0.6661% 1/25/35 (c)(j)	111,645	70,895
Class M1, 0.7461% 1/25/35 (c)(j)	114,272	62,850
Class M2, 1.2461% 1/25/35 (c)(j)	73,883	34,725
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class A1, 0.5561% 8/25/35 (c)(j)	$ 484,916	$ 328,288
Class M1, 0.6761% 8/25/35 (c)(j)	35,955	17,312
Class M2, 0.7261% 8/25/35 (c)(j)	59,136	26,765
Class M3, 0.7461% 8/25/35 (c)(j)	32,643	13,906
Class M4, 0.8561% 8/25/35 (c)(j)	30,278	12,105
Series 2005-3A:
Class A1, 0.5661% 11/25/35 (c)(j)	265,083	196,824
Class A2, 0.6461% 11/25/35 (c)(j)	171,766	107,354
Series 2005-4A:
Class A2, 0.6361% 1/25/36 (c)(j)	943,992	594,715
Class M1, 0.6961% 1/25/36 (c)(j)	197,516	98,758
Class M2, 0.7161% 1/25/36 (c)(j)	59,586	27,409
Class M3, 0.7461% 1/25/36 (c)(j)	86,620	37,247
Series 2006-1 Class A2, 0.6061% 4/25/36 (c)(j)	94,476	55,675
Series 2006-2A:
Class A1, 0.4761% 7/25/36 (c)(j)	949,806	645,013
Class A2, 0.5261% 7/25/36 (c)(j)	85,734	53,155
Class M1, 0.5561% 7/25/36 (c)(j)	90,020	39,951
Class M2, 0.5761% 7/25/36 (c)(j)	63,688	26,316
Class M6, 0.7861% 7/25/36 (c)(j)	64,913	21,233
Series 2006-3A:
Class M5, 0.7261% 10/25/36 (c)(j)	74,304	17,833
Class M6, 0.8061% 10/25/36 (c)(j)	145,103	29,021
Series 2006-4A:
Class A1, 0.4761% 12/25/36 (c)(j)	532,549	358,725
Class A2, 0.5161% 12/25/36 (c)(j)	1,186,882	572,789
Class M1, 0.5361% 12/25/36 (c)(j)	86,006	29,044
Series 2007-1:
Class A2, 0.5161% 3/25/37 (c)(j)	227,234	136,341
Class B3, 3.5961% 3/25/37 (c)(j)	144,935	18,842

	Principal Amount	Value
Series 2007-2A:
Class A1, 0.5161% 7/25/37 (c)(j)	$ 208,329	$ 140,622
Class A2, 0.5661% 7/25/37 (c)(j)	194,996	92,623
Class B1, 1.8461% 7/25/37 (c)(j)	183,329	28,416
Class B2, 2.4961% 7/25/37 (c)(j)	158,330	26,124
Class B3, 3.5961% 7/25/37 (c)(j)	179,163	25,083
Class M2, 0.6561% 7/25/37 (c)(j)	108,331	33,583
Class M3, 0.7361% 7/25/37 (c)(j)	108,331	28,166
Class M4, 0.8961% 7/25/37 (c)(j)	229,162	50,416
Class M5, 0.9961% 7/25/37 (c)(j)	204,162	40,832
Class M6, 1.2461% 7/25/37 (c)(j)	254,161	43,207
Series 2007-3:
Class A2, 0.5361% 7/25/37 (c)(j)	332,280	164,645
Class B1, 1.1961% 7/25/37 (c)(j)	153,575	29,348
Class B2, 1.8461% 7/25/37 (c)(j)	536,814	88,199
Class B3, 4.2461% 7/25/37 (c)(j)	205,930	29,860
Class M1, 0.5561% 7/25/37 (c)(j)	136,123	50,134
Class M2, 0.5861% 7/25/37 (c)(j)	143,104	48,798
Class M3, 0.6161% 7/25/37 (c)(j)	312,734	100,075
Class M4, 0.7461% 7/25/37 (c)(j)	494,232	140,016
Class M5, 0.8461% 7/25/37 (c)(j)	184,988	44,120
Class M6, 1.0461% 7/25/37 (c)(j)	139,614	31,385
Series 2007-4A:
Class B1, 2.7961% 9/25/37 (c)(j)	251,449	27,659
Class B2, 3.6961% 9/25/37 (c)(j)	1,228,633	122,863
Class M4, 1.8461% 9/25/37 (c)(j)	809,840	121,476
Class M5, 1.9961% 9/25/37 (c)(j)	809,840	105,279
Class M6, 2.1961% 9/25/37 (c)(j)	809,840	97,181
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(k)	1,772,111	57,239
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.67% 3/15/19 (c)(j)	$ 284,000	$ 156,200
Class H, 0.88% 3/15/19 (c)(j)	191,000	91,680
Class J, 1.08% 3/15/19 (c)(j)	143,000	61,490
Series 2007-BBA8:
Class D, 0.48% 3/15/22 (c)(j)	147,000	84,615
Class E, 0.53% 3/15/22 (c)(j)	763,000	416,044
Class F, 0.58% 3/15/22 (c)(j)	468,000	236,571
Class G, 0.63% 3/15/22 (c)(j)	120,000	57,075
Class H, 0.78% 3/15/22 (c)(j)	147,000	61,121
Class J, 0.93% 3/15/22 (c)(j)	147,000	49,269
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,124,417
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,320,283	1,353,359
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (c)(j)	1,405,000	443,229
Class C, 5.7189% 6/11/40 (c)(j)	1,170,000	440,843
Class D, 5.7189% 6/11/40 (c)(j)	1,170,000	323,702
C-BASS Trust floater Series 2006-SC1 Class A, 0.5161% 5/25/36 (c)(j)	350,169	231,891
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(j)	1,345,000	1,393,907
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5588% 11/15/36 (c)(j)	156,000	102,957
Class H, 0.5988% 11/15/36 (c)(j)	125,000	76,150
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	3,826,993
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	5,232,934	5,471,214
Series 2007-FL3A Class A2, 0.37% 4/15/22 (c)(j)	2,595,000	1,788,466
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	5,950,459

	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.54% 4/15/17 (c)(j)	$ 335,000	$ 217,750
Class E, 0.6% 4/15/17 (c)(j)	107,000	64,200
Class F, 0.64% 4/15/17 (c)(j)	60,000	31,800
Class G, 0.78% 4/15/17 (c)(j)	60,000	27,000
Class H, 0.85% 4/15/17 (c)(j)	60,000	19,200
Class J, 1.08% 4/15/17 (c)(j)	46,000	11,500
Series 2005-FL11:
Class F, 0.68% 11/15/17 (c)(j)	88,773	69,243
Class G, 0.73% 11/15/17 (c)(j)	61,285	41,061
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	2,745,000	2,732,867
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (c)(j)(k)	4,709,447	35,755
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	3,885,000	3,981,240
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,559,522
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	2,750,000	2,464,298
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	18,907	18,911
Series 2004-C1:
Class A3, 4.321% 1/15/37	1,310,443	1,334,494
Class A4, 4.75% 1/15/37	3,035,000	3,114,301
Series 1997-C2 Class D, 7.27% 1/17/35	263,783	272,454
Series 1998-C1 Class D, 7.17% 5/17/40	85,060	86,139
Series 2001-CKN5 Class AX, 2.0713% 9/15/34 (c)(j)(k)	24,688,468	504,556
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	200,387
Series 2004-C1 Class ASP, 0.9528% 1/15/37 (c)(j)(k)	19,606,289	179,547
Series 2006-C1 Class A3, 5.5483% 2/15/39 (j)	3,895,000	4,039,774
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.38% 2/15/22 (c)(j)	3,470,000	2,255,500
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater:
Series 2007-TFL1:
Class C:
0.4% 2/15/22 (c)(j)	$ 657,000	$ 361,350
0.5% 2/15/22 (c)(j)	234,000	81,900
Class F, 0.55% 2/15/22 (c)(j)	469,000	150,080
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	714,890	726,271
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	364,041	363,733
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,113,758
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4181% 11/5/21 (c)(j)	3,490,000	1,945,424
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,680,000	1,705,147
Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,112,215
Series 2007-GG9 Class A1, 5.233% 3/10/39	74,033	73,981
Series 2006-GG7 Class A3, 5.883% 7/10/38 (j)	3,460,000	3,549,038
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4681% 6/6/20 (c)(j)	405,000	295,650
Class D, 0.5081% 6/6/20 (c)(j)	1,115,000	669,000
Class E, 0.5981% 6/6/20 (c)(j)	2,220,000	1,287,600
Class F, 0.6681% 6/6/20 (c)(j)	294,000	161,700
Series 2007-EOP:
Class C, 0.5481% 3/6/20 (c)(j)	1,335,000	1,174,800
Class D, 0.5981% 3/6/20 (c)(j)	400,000	348,000
Class E, 0.6681% 3/6/20 (c)(j)	670,000	572,850
Class F, 0.7081% 3/6/20 (c)(j)	335,000	284,750
Class G, 0.7481% 3/6/20 (c)(j)	165,000	137,775
Class H, 0.8781% 3/6/20 (c)(j)	275,000	228,250
Class J, 1.0781% 3/6/20 (c)(j)	395,000	323,900

	Principal Amount	Value
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	$ 2,725,000	$ 2,801,713
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,030,000	3,085,903
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	1,535,922	1,588,864
Class A2, 5.778% 8/10/45	5,055,000	5,247,662
Class A4, 5.8052% 8/10/45 (j)	5,240,000	4,854,944
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.51% 11/15/18 (c)(j)	114,767	65,417
Class F, 0.56% 11/15/18 (c)(j)	172,151	91,240
Class G, 0.59% 11/15/18 (c)(j)	149,980	76,490
Class H, 0.73% 11/15/18 (c)(j)	114,767	53,941
sequential payer:
Series 2006-CB14 Class A3B, 5.4791% 12/12/44 (j)	4,625,000	4,767,814
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	5,840,000	6,039,239
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	5,105,000	5,182,907
Series 2007-LDP10 Class A1, 5.122% 1/15/49	719,497	734,932
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,656,886
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	4,165,849
Series 2007-CB19:
Class B, 5.7465% 2/12/49 (j)	755,000	249,990
Class C, 5.7465% 2/12/49 (j)	1,971,000	613,137
Class D, 5.7465% 2/12/49 (j)	2,075,000	610,441
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	1,725,000	312,586
Class CS, 5.466% 1/15/49 (j)	745,000	116,684
Class ES, 5.5453% 1/15/49 (c)(j)	4,663,000	252,579
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9506% 7/15/44 (j)	3,733,000	3,605,206
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	252,498	256,134
Series 2005-C3 Class A2, 4.553% 7/15/30	1,338,294	1,341,078
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,517,969
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	3,340,000	3,443,978
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	$ 436,932	$ 446,475
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	660,275	674,711
Class A3, 5.398% 2/15/40	5,000,000	5,185,747
Class A4, 5.424% 2/15/40	8,620,000	8,350,004
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,121,119
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,856,658
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (c)	3,860,000	3,319,600
Class C, 4.13% 11/20/37 (c)	3,760,000	3,083,200
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.57% 9/15/21 (c)(j)	402,971	283,809
Class G, 0.59% 9/15/21 (c)(j)	795,609	501,473
Class H, 0.63% 9/15/21 (c)(j)	204,773	74,701
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,634	219,677
Series 2005-MCP1 Class A2, 4.556% 6/12/43	1,983,037	1,986,503
Series 2007-C1 Class A4, 5.8262% 6/12/50 (j)	3,796,000	3,725,454
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 8/12/48	498,544	504,479
Class A3, 5.364% 8/12/48	4,298,000	4,219,559
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	3,875,000	3,552,594
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,185,045
Series 2007-7 Class B, 5.75% 6/12/50	770,000	116,921
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.43% 7/15/19 (c)(j)	261,000	35,888
Series 2007-XCLA Class A1, 0.43% 7/17/17 (c)(j)	927,114	370,846
Series 2007-XLCA Class B, 0.73% 7/17/17 (c)(j)	548,938	13,723
Series 2007-XLFA:
Class D, 0.42% 10/15/20 (c)(j)	235,000	54,050
Class E, 0.48% 10/15/20 (c)(j)	294,000	38,220

	Principal Amount	Value
Class F, 0.53% 10/15/20 (c)(j)	$ 176,000	$ 15,840
Class G, 0.57% 10/15/20 (c)(j)	218,000	15,260
Class H, 0.66% 10/15/20 (c)(j)	137,000	5,480
Class J, 0.81% 10/15/20 (c)(j)	157,000	4,710
Class NHRO, 1.12% 10/15/20 (c)(j)	89,449	10,510
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,192,227	1,194,692
Series 2006-HQ10 Class A1, 5.131% 11/12/41	2,231,148	2,273,102
Series 2006-T23 Class A1, 5.682% 8/12/41	697,197	715,975
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	4,785,000	4,852,521
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,196,415	1,226,055
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,782,098	2,884,739
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	10,887,866
Series 2005-IQ9 Class X2, 1.0412% 7/15/56 (c)(j)(k)	19,161,850	344,375
Series 2007-HQ12 Class A2, 5.6314% 4/12/49 (j)	4,920,000	4,959,180
Series 2007-IQ14 Class B, 5.7311% 4/15/49 (j)	2,175,000	656,045
Series 2007-XLC1:
Class C, 0.83% 7/17/17 (c)(j)	749,610	18,740
Class D, 0.93% 7/17/17 (c)(j)	352,629	8,816
Class E, 1.03% 7/17/17 (c)(j)	286,466	7,162
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	2,887,141	2,226,563
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.43% 1/15/18 (c)(j)	449,000	448,102
Series 2006-WL7A:
Class E, 0.5088% 9/15/21 (c)(j)	491,000	243,162
Class F, 0.5688% 8/11/18 (c)(j)	661,000	298,726
Class G, 0.5888% 8/11/18 (c)(j)	626,000	272,051
Class J, 0.8288% 8/11/18 (c)(j)	139,000	34,888
Series 2007-WHL8:
Class AP2, 1.03% 6/15/20 (c)(j)	53,945	21,578
Class F, 0.71% 6/15/20 (c)(j)	1,046,000	209,200
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class LXR2, 1.03% 6/15/20 (c)(j)	$ 713,442	$ 249,705
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	1,331,236	1,342,627
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	706,419	716,205
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,925,557
Class A4, 5.305% 12/15/43	3,240,000	3,209,145
Class A5, 5.342% 12/15/43	3,796,000	3,293,679
Series 2007-C31 Class A1, 5.14% 4/15/47	561,894	571,169
Series 2007-C32 Class A2, 5.7352% 6/15/49 (j)	1,255,000	1,297,661
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	3,010,000	3,030,619
Series 2007-C30 Class E, 5.553% 12/15/43 (j)	6,257,000	901,487
Series 2007-C31 Class C, 5.6929% 4/15/47 (j)	2,455,000	467,659
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $314,037,838)		279,695,300
Municipal Securities - 0.3%

California Gen. Oblig.:
6.2% 3/1/19	2,000,000	2,043,120
7.5% 4/1/34	2,400,000	2,476,440
7.55% 4/1/39	3,600,000	3,721,932
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	2,850,000	2,872,572
TOTAL MUNICIPAL SECURITIES (Cost $10,939,437)		11,114,064
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 5.875% 1/15/14 (Cost $1,643,514)	1,665,000	1,829,835
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	370,176
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $2,852,312)	$ 2,820,000	$ 2,828,963
Cash Equivalents - 11.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.02%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $483,564,000)	$ 483,564,306	483,564,000
TOTAL INVESTMENT PORTFOLIO - 114.7% (Cost $4,600,331,704)	4,658,422,257
NET OTHER ASSETS - (14.7)%	(596,508,091)
NET ASSETS - 100%	$ 4,061,914,166
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $360,000) (i)

	Sept. 2037	$ 2,514,227	$ (2,413,658)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $598,000) (i)	Sept. 2037	2,178,997	(2,091,837)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $348,750) (i)	Sept. 2037	1,257,114	(1,206,829)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $701,375) (i)	Sept. 2037	2,598,035	(2,494,114)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $572,000) (i)

	Sept. 2037	$ 3,687,533	$ (3,540,032)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $214,000) (i)	Sept. 2037	1,340,921	(1,287,284)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,023,500) (j)	Sept. 2037	3,855,149	(3,700,943)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	99,147	(74,239)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)

	Oct. 2034	$ 119,085	$ (75,229)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (h)	Feb. 2034	4,841	(4,464)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (h)	Dec. 2034	245,904	(239,651)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (h)	Oct. 2034	356,353	(349,417)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)

	Dec. 2034	$ 427,179	$ (416,318)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	40,946	(24,076)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (h)	Oct. 2034	356,353	(349,265)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	125,577	(118,549)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (h)

	June 2035	$ 302,200	$ (287,562)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (h)	Sept. 2010	1,900,000	(6,432)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (h)	May 2011	4,290,000	10,269
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (h)	May 2011	2,260,000	5,922
		$ 27,959,561	$ (18,663,708)
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 228,795,497 or 5.6% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $18,546,721 or 0.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,389,504.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$483,564,000 due 4/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 28,293,460
Banc of America Securities LLC	42,436,879
Bank of America, NA	14,146,730
Barclays Capital, Inc.	45,976,872
Citigroup Global Markets, Inc.	42,440,189
Deutsche Bank Securities, Inc.	28,293,460
Goldman, Sachs & Co.	42,440,189
Merrill Lynch Government Securities, Inc.	28,293,460
Mizuho Securities USA, Inc.	77,807,014
RBC Capital Markets Corp.	21,220,095
RBS Securities, Inc.	37,237,984
Wachovia Bank NA	56,586,919
Wachovia Capital Markets LLC	18,390,749
$ 483,564,000
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 995,614,576	$ -	$ 995,614,576	$ -
U.S. Government and Government Agency Obligations	1,399,249,545	-	1,399,249,545	-
U.S. Government Agency - Mortgage Securities	1,305,578,854	-	1,305,578,854	-
Asset-Backed Securities	98,300,821	-	94,336,178	3,964,643
Collateralized Mortgage Obligations	80,276,123	-	75,701,365	4,574,758
Commercial Mortgage Securities	279,695,300	-	270,693,256	9,002,044
Municipal Securities	11,114,064	-	11,114,064	-
Foreign Government and Government Agency Obligations	1,829,835	-	1,829,835	-
Supranational Obligations	370,176	-	370,176	-
Preferred Securities	2,828,963	-	2,828,963	-
Cash Equivalents	483,564,000	-	483,564,000	-
Total Investments in Securities:	$ 4,658,422,257	$ -	$ 4,640,880,812	$ 17,541,445
Other Financial Instruments:
Forward Commitments	$ 682,522	$ -	$ 682,522	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 16,191	$ -	$ 16,191	$ -
Liabilities
Swap Agreements	$ (18,679,899)	$ -	$ (81,661)	$ (18,598,238)
Total Derivative Instruments:	$ (18,663,708)	$ -	$ (65,470)	$ (18,598,238)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 14,822,693
Total Realized Gain (Loss)	(27,394)
Total Unrealized Gain (Loss)	1,151,939
Cost of Purchases	-
Proceeds of Sales	(574,188)
Amortization/Accretion	72,287
Transfers in to Level 3	5,608,397
Transfers out of Level 3	(3,512,289)
Ending Balance	$ 17,541,445
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 1,088,442
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,151,575)
Total Unrealized Gain (Loss)	1,209,406
Transfers in to Level 3	(17,748,851)
Transfers out of Level 3	92,782
Ending Balance	$ (18,598,238)
Realized gain (loss) on Swap Agreements for the period	$ (978,942)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at March 31, 2010	$ 1,209,406

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $4,594,717,215. Net unrealized appreciation aggregated $63,705,042, of which $138,336,043 related to appreciated investment securities and $74,631,001 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $27,959,561 representing 0.69% of net assets.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010